Productivity Improvement And Restructuring Initiatives - (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
Productivity improvement and restructuring related charges recorded for the years ended December 31 by segment were as follows ($ in millions):

	2018	2017	2016
Specialty Products & Technologies	$10.2	$12.8	$10.8
Equipment & Consumables	13.5	23.0	23.6
Total	$23.7	$35.8	$34.4
The table below summarizes the Company’s accrual balance and utilization by type of productivity improvement and restructuring costs associated with the 2018 and 2017 actions ($ in millions):

	Employee Severance and Related	Facility Exit and Related	Total
Balance, January 1, 2017	$11.4	$0.2	$11.6
Costs incurred	27.0	8.8	35.8
Paid/settled	(18.5)	(8.9)	(27.4)
Balance, December 31, 2017	19.9	0.1	20.0
Costs incurred	21.7	2.0	23.7
Paid/settled	(31.3)	(1.0)	(32.3)
Balance, December 31, 2018	$10.3	$1.1	$11.4

Schedule of Restructuring Reserve by Type of Cost	These charges are reflected in the following captions in the accompanying Combined Statements of Earnings ($ in millions):

	2018	2017	2016
Cost of sales	$7.8	$6.3	$12.2
Selling, general and administrative expenses	15.9	29.5	22.2
Total	$23.7	$35.8	$34.4